Cover Page Cover Page	Oct. 27, 2026
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	Seven Hills Realty Trust
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34383
Entity Tax Identification Number	20-4649929
Entity Address, Address Line One	Two Newton Place
Entity Address, Address Line Two	255 Washington Street
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458-1634
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	SEVN
Security Exchange Name	NASDAQ
City Area Code	617
Local Phone Number	332-9530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001452477
Amendment Flag	false